Variable Interest Entity - Schedule of Consolidated Balance Sheets (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 86	$ 66
Prepaid expenses and other current assets	107	178
Right-of-use asset	355	30
Mineral interests	17,339	17,125
Property, plant and equipment, net	221	264
Other assets	19	20
Consolidated assets	18,127	17,683
LIABILITIES
Accounts payable	21	42
Accrued liabilities	210	141
Lease liability	354	22
Consolidated liabilities	$ 585	$ 205